Additional Financial Information - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 05, 2015	Feb. 10, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 03, 2017
Supplemental Cash Flow Information [Line Items]
Number of shares authorized to be repurchased						100,000,000
Payment for repurchase of common stock			$ 0	$ 0	$ 5,134,000,000
Common shares issued from Treasury stock (in shares)			2,800,000	3,500,000	22,600,000
Treasury stock aggregate value					$ 900,000,000
Share Buyback Program
Supplemental Cash Flow Information [Line Items]
Number of shares repurchased			0	0	2,800,000
Payment for repurchase of common stock					$ 100,000,000
Remaining number of shares authorized for repurchase			100,000,000
Stock repurchase program, period					3 years
2015 Accelerated Stock Repurchase
Supplemental Cash Flow Information [Line Items]
Number of shares repurchased	15,400,000	86,200,000			101,600,000
Payment for repurchase of common stock		$ 4,250,000,000
Stock repurchase program authorized amount					$ 5,000,000,000.0
Up-front payment for repurchase of common stock					$ 5,000,000,000
Average repurchase price (in USD per share)					$ 49.21